SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated balance sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Gross proceeds		$ 230,000,000
Proceeds allocated to Public Warrants		(11,270,000)
Class A ordinary shares issuance costs		(12,737,837)
Accretion of carrying value to redemption value	$ 1,722,913	24,007,837
Redemption of Class A Ordinary Shares	(191,429,316)
Class A ordinary shares subject to possible redemption	40,293,597	230,000,000	$ 230,000,000
Class A ordinary shares subject to possible redemption
Significant Accounting Policies
Class A ordinary shares subject to possible redemption	$ 40,293,597	$ 230,000,000